Leases	9 Months Ended
Sep. 30, 2023
Leases [Abstract]
Leases

Note 8. LEASES

The Company leases office space under a non-cancellable operating lease which commenced in September 2023 and expires August 2026. Prior to this lease, the Company held a short-term lease, therefore the Company recorded an initial ROU asset and lease liability upon signing the new lease agreement. Lease expense for both three and nine months ended September 30, 2023 amounted to $13.2 thousand.

In addition, the Company rents an office space from the Law Firm, which is on a month-to-month basis and therefore is not included within the ROU Asset and Lease liability nor in the future minimum lease payments below. Short-term rent expense for the three and nine months ended September 30, 2023 and 2022 was $0.3 million and $0.9 million, respectively, and $0.2 million and $0.6 million, respectively.

The presentation of right-of-use assets and lease liabilities in the condensed consolidated balance sheet is as follows:

		September 30,
(In thousands)	Classification	2023
Assets
Right-of-use asset	Right-of-use assets	$368
Total Leased Assets		$368

Liabilities
Current
Operating lease liability	Other current liabilities	$(104)
Non-current
Operating lease liability	Lease liabilities	$(264)
Total Lease Liability		$(368)

The future minimum lease payments under non-cancellable operating leases as of September 30, 2023 for the next five years and thereafter are as follows:

(in thousands)
Remainder of 2023	$38
2024	153
2025	157
2026	107
2027	—
Thereafter	—
Total minimum payments required	455
Less: implied interest	(87)
Present value of lease liabilities	$368